UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

                              Columbia ETF Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
                 Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
290 Congress Street
                Boston, MA 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
THEMATIC BETA ETFs
SEMIANNUAL REPORT
September 30, 2021
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Thematic Beta ETFs | Semiannual Report 2021
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Columbia Emerging Markets Consumer ETF
Fund at a Glance 5
Columbia India Consumer ETF
Fund at a Glance 7
Understanding Your Fund’s Expenses 9
Portfolio of Investments 10
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 23
Notes to Financial Statements 26
Approval of Investment Management Services Agreement 36
Additional Information 39

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2021)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 09/02/15 1.07 35.71 9.97 11.62
Net Asset Value 09/02/15 1.61 36.41 10.25 11.67
Beta Thematic Emerging Markets
ex-China Index 3.24 37.25 9.76 11.21
MSCI Emerging Markets Index (Net) -3.45 18.20 9.23 10.14

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Semiannual Report 2021
Country breakdown (%) (at September 30, 2021 )
Brazil 8 .0
Chile 1 .0
China 0 .3
Colombia 0 .3
Denmark 0 .5
India 18 .0
Indonesia 2 .6
Malaysia 2 .8
Mexico 3 .3
Philippines 0 .9
Poland 1 .3
Russia 6 .2
South Africa 5 .8
South Korea 19 .0
Taiwan 25 .6
Tanzania 0 .3
Thailand 3 .4
Turkey 0 .3
United States
(a)
0 .4
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2021)
Communication Services 6 .6
Consumer Discretionary 6 .6
Consumer Staples 6 .1
Energy 8 .1
Financials 22 .5
Health Care 3 .1
Industrials 5 .4
Information Technology 28 .6
Materials 10 .9
Utilities 2 .1
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans™ Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2021)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 09/14/10 -10.66 -0.04 0.94 3.13
Net Asset Value 09/14/10 -9.66 0.80 1.20 3.00
Dow Jones Emerging Markets
Consumer Titans™ Index -9.30 1.68 2.07 4.04
MSCI Emerging Markets Index (Net) -3.45 18.20 9.23 6.09

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
6 Thematic Beta ETFs | Semiannual Report 2021
Country breakdown (%) (at September 30, 2021 )
Brazil 4 .3
China 45 .6
Greece 0 .5
India 15 .2
Indonesia 2 .2
Kuwait 0 .9
Mexico 2 .5
Russia 5 .2
Saudi Arabia 4 .1
South Africa 2 .7
Taiwan 13 .0
Thailand 2 .7
United Arab Emirates 1 .0
United States
(a)
0 .1
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2021)
Communication Services 36 .1
Consumer Discretionary 36 .2
Consumer Staples 27 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2021)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 08/10/11 11.53 36.35 9.76 12.48
Net Asset Value 08/10/11 13.14 37.22 10.01 12.28
Indxx India Consumer Index 15.48 42.67 11.90 14.10
MSCI India Index (Net) 20.35 53.12 13.23 9.19

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Semiannual Report 2021
Equity sector breakdown (%) (at September 30, 2021)
Consumer Discretionary 55 .2
Consumer Staples 44 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 9
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
Effective August 1, 2021, the management services fee for Columbia Emerging Markets Consumer ETF is an annual fee that is equal to 0.49% of the
Fund’s average daily net assets. If this change had been in place for the entire six month period ended September 30, 2021 the annualized effective management fee rate would have been 0.49%. The actual expenses paid would have been $2.34 and the hypothetical expenses paid would have been
$2.48.
April 1, 2021 — September 30, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,016.10 1,024.27 0.81 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 903.40 1,022.26 2.67 2.84 0.56
Columbia India Consumer ETF 1,000.00 1,000.00 1,131.40 1,021.31 4.01 3.80 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Thematic Beta ETFs | Semiannual Report 2021
Common Stocks - 95.5%
Issuer Shares Value ($)
Brazil - 4.6%
B3 SA - Brasil Bolsa Balcao 118,598 277,292
Banco BTG Pactual SA 40,962 189,140
Banco do Brasil SA 35,917 190,497
Banco Santander Brasil SA 29,083 188,784
Cia Siderurgica Nacional SA 14,192 74,829
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 39,831 131,579
Locaweb Servicos de Internet SA
(a)
17,681 74,243
Magazine Luiza SA 80,695 212,367
Natura & Co. Holding SA
(b)
10,599 88,641
Notre Dame Intermedica Participacoes SA 6,260 85,716
Suzano SA
(b)
9,730 97,355
Vale SA 58,317 815,961
Total 2,426,404
Chile - 0.6%
Cia Cervecerias Unidas SA 14,945 132,851
Empresas COPEC SA 23,256 192,702
Total 325,553
China - 0.3%
Silergy Corp. 1,022 150,583
Colombia - 0.3%
Grupo de Inversiones Suramericana SA 28,329 159,038
Denmark - 0.5%
Ascendis Pharma A/S ADR
(b)
1,647 262,515
India - 17.9%
Adani Enterprises Ltd. 5,704 112,816
Adani Green Energy Ltd.
(b)
4,979 76,911
Adani Ports & Special Economic Zone Ltd. 16,892 167,924
Axis Bank Ltd.
(b)
35,870 370,431
Bharti Airtel Ltd.
(b)
25,407 235,595
Cipla Ltd. 8,177 108,349
HCL Technologies Ltd. 12,443 214,495
HDFC Bank Ltd. ADR 17,790 1,300,271
Housing Development Finance Corp. Ltd. 20,488 760,232
ICICI Bank Ltd. ADR 53,238 1,004,601
IndusInd Bank Ltd. 7,949 119,073
Infosys Ltd. ADR 57,082 1,270,074
ITC Ltd. 87,145 277,246
JSW Steel Ltd. 9,959 89,665
Kotak Mahindra Bank Ltd. 14,461 390,711
Larsen & Toubro Ltd. 12,218 280,309
Laurus Labs Ltd.
(a)
11,123 92,375
Mahindra & Mahindra Ltd. 13,860 149,948
Reliance Industries Ltd. GDR
(a)
15,546 1,058,683
SBI Cards & Payment Services Ltd.
(b)
7,019 97,360
State Bank of India GDR 4,614 283,761
Sun Pharmaceutical Industries Ltd. 13,403 147,749
Tata Motors Ltd. ADR
(b)
12,377 277,369
Tata Steel Ltd. 9,446 164,022
UPL Ltd. 7,535 71,840
Vedanta Ltd. ADR 14,078 215,112
Wipro Ltd. 19,858 169,640
Total 9,506,562
Indonesia - 2.5%
PT Astra International Tbk 419,353 161,149
PT Bank Central Asia Tbk 276,021 674,986
PT Bank Mandiri Persero Tbk 642,081 275,898
PT Telkom Indonesia Persero Tbk 917,982 236,671
Total 1,348,704
Common Stocks (continued)
Issuer Shares Value ($)
Malaysia - 2.8%
Dialog Group Bhd 303,424 173,219
IHH Healthcare Bhd 223,714 358,028
Petronas Dagangan Bhd 63,348 289,314
Tenaga Nasional Bhd 259,376 599,728
Top Glove Corp. Bhd 102,400 70,444
Total 1,490,733
Mexico - 3.3%
Cemex SAB de CV Series CPO
(b)
222,999 161,623
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(b)
54,231 119,446
Fomento Economico Mexicano SAB de CV
Series UBD 17,827 155,522
Grupo Bimbo SAB de CV Series A 133,058 375,900
Grupo Mexico SAB de CV Series B 80,596 323,216
Grupo Televisa SAB Series CPO 34,326 76,055
Wal-Mart de Mexico SAB de CV 154,212 526,413
Total 1,738,175
Philippines - 0.9%
Manila Electric Co. 29,320 171,287
SM Investments Corp. 14,822 287,665
Total 458,952
Poland - 1.3%
Powszechna Kasa Oszczednosci Bank
Polski SA
(b)
34,991 372,180
Powszechny Zaklad Ubezpieczen SA 36,875 338,920
Total 711,100
Russia - 6.2%
Gazprom PJSC ADR 78,093 779,837
LUKOIL PJSC ADR 8,888 851,648
MMC Norilsk Nickel PJSC ADR 11,888 354,500
Mobile TeleSystems PJSC ADR 30,787 296,787
Sberbank of Russia PJSC ADR 54,226 1,020,533
Total 3,303,305
South Africa - 5.8%
Anglo American Platinum Ltd. 1,657 143,663
Bid Corp. Ltd.
(b)
14,395 308,672
Bidvest Group Ltd. (The) 24,554 319,879
Capitec Bank Holdings Ltd. 953 115,228
FirstRand Ltd. 109,421 469,176
Gold Fields Ltd. 10,728 87,906
Impala Platinum Holdings Ltd. 9,289 105,991
MTN Group Ltd.
(b)
20,549 193,075
Naspers Ltd. Class N 5,037 834,512
Sasol Ltd.
(b)
6,784 128,704
Shoprite Holdings Ltd. 21,847 259,565
Sibanye Stillwater Ltd. 38,275 118,348
Total 3,084,719
South Korea - 19.0%
Celltrion Healthcare Co. Ltd.
(b)
1,236 114,205
Celltrion , Inc.
(b)
1,820 398,894
Hana Financial Group, Inc. 6,969 273,110
HMM Co. Ltd.
(b)
4,250 120,967
Hyundai Mobis Co. Ltd. 1,026 219,238
Hyundai Motor Co. 2,572 434,460
Kakao Corp. 4,782 476,585
KB Financial Group, Inc. 8,822 412,041
Kia Corp. 5,040 345,649
KT&G Corp. 2,872 196,965
LG Chem Ltd. 491 321,804
LG Electronics, Inc. 2,860 307,981

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2021 11
Common Stocks (continued)
Issuer Shares Value ($)
NAVER Corp. 2,113 692,436
POSCO 1,453 404,975
Samsung Electro-Mechanics Co. Ltd. 2,186 327,715
Samsung Electronics Co. Ltd. 51,296 3,210,332
Samsung SDI Co. Ltd. 889 539,106
Shinhan Financial Group Co. Ltd. 12,714 433,822
SK Hynix, Inc. 7,953 691,857
SK Innovation Co. Ltd.
(b)
596 133,395
Total 10,055,537
Taiwan - 25.5%
ASE Technology Holding Co. Ltd. 27,800 108,763
AU Optronics Corp. 149,015 94,403
Catcher Technology Co. Ltd. 25,203 151,523
Chang Hwa Commercial Bank Ltd. 342,408 202,172
China Steel Corp. 237,727 309,739
Chipbond Technology Corp. 111,073 269,106
Chunghwa Telecom Co. Ltd. 115,297 457,290
CTBC Financial Holding Co. Ltd. 347,039 285,249
Delta Electronics, Inc. 13,899 125,717
Eva Airways Corp.
(b)
222,026 150,618
Evergreen Marine Corp. Taiwan Ltd. 35,085 158,673
Far Eastern New Century Corp. 319,504 342,320
Far EasTone Telecommunications Co. Ltd. 171,150 377,801
Formosa Chemicals & Fibre Corp. 51,727 155,772
Formosa Petrochemical Corp. 50,912 181,277
Formosa Plastics Corp. 122,693 499,835
Hon Hai Precision Industry Co. Ltd. 189,380 713,731
Innolux Corp. 164,522 100,389
Largan Precision Co. Ltd. 1,810 142,277
Makalot Industrial Co. Ltd. 20,823 184,235
MediaTek , Inc. 19,438 631,410
Nan Ya Plastics Corp. 174,075 571,701
Novatek Microelectronics Corp. 6,954 102,336
President Chain Store Corp. 18,099 181,896
Taiwan Business Bank 640,647 219,830
Taiwan Mobile Co. Ltd. 119,622 424,638
Taiwan Semiconductor Manufacturing Co.
Ltd. 268,311 5,585,699
Uni -President Enterprises Corp. 113,509 278,267
United Microelectronics Corp. 144,205 331,262
Wan Hai Lines Ltd. 15,279 111,602
Yang Ming Marine Transport Corp.
(b)
22,923 98,322
Total 13,547,853
Tanzania - 0.3%
AngloGold Ashanti Ltd. 9,989 157,832
Thailand - 3.4%
BTS Group Holdings PCL NVDR 1,443,594 401,057
CP ALL PCL NVDR 128,998 242,098
Delta Electronics Thailand PCL NVDR 6,300 87,513
Gulf Energy Development PCL NVDR 69,200 84,877
Home Product Center PCL NVDR 488,113 196,197
Ratch Group PCL 115,792 154,857
Siam Cement PCL (The) 13,601 161,596
Siam Commercial Bank PCL (The) 69,613 251,006
Thai Union Group PCL NVDR 319,929 205,186
Total 1,784,387
Turkey - 0.3%
Turkiye Petrol Rafinerileri AS
(b)
12,968 167,277
Common Stocks (continued)
Total Common Stocks
(Cost: $44,611,397) 50,679,229
Preferred Stocks - 3.8%
Issuer Shares Value ($)
Brazil - 3.4%
Azul SA Preference Shares
(b)
26,665 178,178
Banco Bradesco SA Preference Shares 95,814 366,277
Banco Inter SA Banco Bradesco SA
Preference Shares
(a)
18,484 53,190
Itau Unibanco Holding SA Preference Shares 90,082 478,275
Itausa SA Preference Shares 138,270 282,686
Petroleo Brasileiro SA Preference Shares 93,148 465,492
Total 1,824,098
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,927 211,581
Total Preferred Stocks
(Cost: $2,130,971) 2,035,679
Warrants - 0.0%
Issuer Shares Value ($)
Thailand - 0.0%
BTS Group Holdings PCL, expiring
11/20/26
(b)
161,278 5,291
BTS Group Holdings PCL, expiring
11/07/24
(b)
80,639 2,836
Total 8,127
Total Warrants
(Cost: $0) 8,127
Rights - 0.0%
Issuer Shares Value ($)
India - 0.0%
Bharti Airtel Ltd., expiring 10/26/21
(b)
1,704 3,519
Taiwan - 0.0%
Eva Airways Corp., expiring 10/08/21
(b)
2,748 0
Total Rights
(Cost: $0) 3,519
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
197,380 197,380
Total Money Market Funds
(Cost: $197,380) 197,380
Total Investments in Securities
(Cost: $46,939,748) 52,923,934
Other Assets & Liabilities, Net 141,715
Net Assets 53,065,649

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Thematic Beta ETFs | Semiannual Report 2021
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $1,278,491, which represents 2.41% of total net assets.
(b) Non-income producing investment.
(c) The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2021 13
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 2,426,404 – – 2,426,404
Chile 325,553 – – 325,553
China 150,583 – – 150,583
Colombia 159,038 – – 159,038
Denmark 262,515 – – 262,515
India 9,506,562 – – 9,506,562
Indonesia 1,348,704 – – 1,348,704
Malaysia 1,490,733 – – 1,490,733
Mexico 1,738,175 – – 1,738,175
Philippines 458,952 – – 458,952
Poland 711,100 – – 711,100
Russia 3,303,305 – – 3,303,305
South Africa 3,084,719 – – 3,084,719
South Korea 10,055,537 – – 10,055,537
Taiwan 13,547,853 – – 13,547,853
Tanzania 157,832 – – 157,832
Thailand 1,784,387 – – 1,784,387
Turkey 167,277 – – 167,277
Total Common Stocks 50,679,229 – – 50,679,229
Preferred Stocks
Brazil 1,824,098 – – 1,824,098
Chile 211,581 – – 211,581
Total Preferred Stocks 2,035,679 – – 2,035,679
Warrants
Thailand – 8,127 – 8,127
Total Warrants – 8,127 – 8,127
Rights
India – 3,519 – 3,519
Taiwan – 0
(a)
– 0
(a)
Total Rights – 3,519 – 3,519
Money Market Funds 197,380 – – 197,380
Total Investments in Securities 52,912,288 11,646 – 52,923,934
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Thematic Beta ETFs | Semiannual Report 2021
Common Stocks - 99.8%
Issuer Shares Value ($)
Brazil - 4.3%
Petrobras Distribuidora SA 542,746 2,339,757
Raia Drogasil SA 500,241 2,145,503
Telefonica Brasil SA 204,827 1,611,506
Total 6,096,766
China - 45.5%
Alibaba Group Holding Ltd. ADR
(a)
39,229 5,807,853
ANTA Sports Products Ltd. 150,722 2,842,259
Baidu, Inc. ADR
(a)
36,229 5,570,209
Bilibili, Inc. ADR
(a)
28,868 1,910,196
BYD Co. Ltd. Class H 98,641 3,079,106
China Feihe Ltd.
(b)
391,202 660,324
China Mengniu Dairy Co. Ltd.
(a)
361,551 2,329,171
China Resources Beer Holdings Co. Ltd. 207,604 1,533,432
China Tower Corp. Ltd. Class H
(b)
5,767,519 755,701
Dongfeng Motor Group Co. Ltd. Class H 325,620 290,708
Geely Automobile Holdings Ltd. 665,916 1,911,868
Great Wall Motor Co. Ltd. Class H 411,775 1,518,108
Guangzhou Automobile Group Co. Ltd. Class
H 375,164 331,566
Haier Smart Home Co. Ltd. Class H 302,910 1,068,112
Hengan International Group Co. Ltd. 89,215 477,898
JD.com, Inc. ADR
(a)
81,936 5,919,057
Kuaishou Technology
(a),(b)
193,915 2,060,050
Li Ning Co. Ltd. 288,245 3,338,016
Meituan Class B
(a),(b)
199,548 6,321,227
NetEase, Inc. ADR 48,148 4,111,839
Nongfu Spring Co. Ltd. Class H
(b)
227,530 1,158,891
Tencent Holdings Ltd. 99,274 5,884,018
Tencent Music Entertainment Group ADR
(a)
79,890 579,203
Vipshop Holdings Ltd. ADR
(a)
49,428 550,628
Want Want China Holdings Ltd. 780,630 590,638
Yum China Holdings, Inc. 55,928 3,249,976
Zhongsheng Group Holdings Ltd. 75,260 606,168
Total 64,456,222
Greece - 0.5%
Hellenic Telecommunications Organization
SA 34,352 645,755
India - 15.2%
Avenue Supermarts Ltd.
(a),(b)
40,232 2,303,648
Hero MotoCorp Ltd. 35,064 1,338,032
Hindustan Unilever Ltd. 176,120 6,410,576
ITC Ltd. 797,768 2,538,047
Mahindra & Mahindra Ltd. GDR 258,491 2,791,703
Maruti Suzuki India Ltd. 35,890 3,548,047
Nestle India Ltd. 9,634 2,523,841
Total 21,453,894
Indonesia - 2.2%
PT Astra International Tbk 3,183,549 1,223,373
PT Telkom Indonesia Persero Tbk 7,478,465 1,928,072
Total 3,151,445
Kuwait - 0.9%
Mobile Telecommunications Co. KSCP 664,900 1,320,541
Mexico - 2.5%
Fomento Economico Mexicano SAB de CV
Series UBD 165,304 1,442,111
Grupo Televisa SAB Series CPO 227,674 504,452
Wal-Mart de Mexico SAB de CV 455,669 1,555,456
Total 3,502,019
Russia - 5.2%
Magnit PJSC GDR 76,620 1,291,047
Common Stocks (continued)
Issuer Shares Value ($)
Mobile TeleSystems PJSC ADR 85,275 822,051
Yandex NV Class A
(a)
65,258 5,200,410
Total 7,313,508
Saudi Arabia - 4.1%
Almarai Co. JSC 60,038 928,414
Saudi Telecom Co. 144,095 4,879,107
Total 5,807,521
South Africa - 2.7%
Shoprite Holdings Ltd. 151,511 1,800,106
Vodacom Group Ltd. 210,861 2,018,771
Total 3,818,877
Taiwan - 13.0%
Chunghwa Telecom Co. Ltd. 1,529,339 6,065,647
Hotai Motor Co. Ltd. 142,319 2,988,339
President Chain Store Corp. 225,862 2,269,929
Taiwan Mobile Co. Ltd. 663,931 2,356,842
Uni-President Enterprises Corp. 1,919,697 4,706,136
Total 18,386,893
Thailand - 2.7%
Advanced Info Service PCL 218,400 1,265,151
CP ALL PCL 897,305 1,684,022
Thai Beverage PCL 1,740,644 839,807
Total 3,788,980
United Arab Emirates - 1.0%
Emirates Telecommunications Group Co.
PJSC 226,291 1,479,795
Total Common Stocks
(Cost: $126,759,187) 141,222,216
Money Market Funds - 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
76,207 76,207
Total Money Market Funds
(Cost: $76,207) 76,207
Total Investments in Securities
(Cost: $126,835,394) 141,298,423
Other Assets & Liabilities, Net 210,499
Net Assets 141,508,922

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2021 15
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $13,259,841, which represents 9.37% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Thematic Beta ETFs | Semiannual Report 2021
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 6,096,766 – – 6,096,766
China 64,456,222 – – 64,456,222
Greece 645,755 – – 645,755
India 21,453,894 – – 21,453,894
Indonesia 3,151,445 – – 3,151,445
Kuwait 1,320,541 – – 1,320,541
Mexico 3,502,019 – – 3,502,019
Russia 7,313,508 – – 7,313,508
Saudi Arabia 5,807,521 – – 5,807,521
South Africa 3,818,877 – – 3,818,877
Taiwan 18,386,893 – – 18,386,893
Thailand 3,788,980 – – 3,788,980
United Arab Emirates 1,479,795 – – 1,479,795
Total Common Stocks 141,222,216 – – 141,222,216
Money Market Funds 76,207 – – 76,207
Total Investments in Securities 141,298,423 – – 141,298,423
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2021 17
Notes to Consolidated Portfolio of Investments
Common Stocks - 103.1%
Issuer Shares Value ($)
Consumer Discretionary - 56.9%
Bajaj Auto Ltd. 87,332 4,509,285
Balkrishna Industries Ltd. 67,989 2,320,708
Bharat Forge Ltd. 210,921 2,095,500
Bosch Ltd. 21,968 4,579,756
Crompton Greaves Consumer Electricals
Ltd. 449,372 2,899,252
Eicher Motors Ltd. 113,528 4,267,500
Hero MotoCorp Ltd. 97,651 3,726,333
Jubilant Foodworks Ltd. 64,263 3,498,439
Mahindra & Mahindra Ltd. 382,314 4,136,166
Maruti Suzuki India Ltd. 46,106 4,557,989
Motherson Sumi Systems Ltd. 1,004,685 3,058,281
MRF Ltd. 1,911 2,043,537
Page Industries Ltd. 4,098 1,750,385
Relaxo Footwears Ltd. 53,728 825,925
Tata Motors Ltd.
(a)
1,030,340 4,627,178
Titan Co. Ltd. 220,698 6,427,752
TVS Motor Co. Ltd. 143,713 1,063,799
Whirlpool of India Ltd. 27,265 839,300
Total 57,227,085
Consumer Staples - 46.2%
Avenue Supermarts Ltd.
(a),(b)
104,553 5,986,611
Britannia Industries Ltd. 95,270 5,068,424
Common Stocks (continued)
Issuer Shares Value ($)
Colgate-Palmolive India Ltd. 114,368 2,572,327
Dabur India Ltd. 480,897 3,997,676
Godrej Consumer Products Ltd.
(a)
323,244 4,484,982
Hindustan Unilever Ltd. 148,400 5,401,598
ITC Ltd. 1,594,466 5,072,691
Marico Ltd. 452,726 3,339,294
Nestle India Ltd. 19,566 5,125,751
Procter & Gamble Hygiene & Health Care
Ltd. 8,156 1,546,407
United Breweries Ltd. 52,824 1,118,358
United Spirits Ltd.
(a)
244,890 2,814,531
Total 46,528,650
Total Common Stocks
(Cost: $63,446,204) 103,755,735
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
327,993 327,993
Total Money Market Funds
(Cost: $327,993) 327,993
Total Investments in Securities
(Cost: $63,774,197) 104,083,728
Other Assets & Liabilities, Net (3,400,322)
Net Assets 100,683,406
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $5,986,611, which represents 5.95% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thematic Beta ETFs | Semiannual Report 2021
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 57,227,085 – – 57,227,085
Consumer Staples 46,528,650 – – 46,528,650
Total Common Stocks 103,755,735 – – 103,755,735
Money Market Funds 327,993 – – 327,993
Total Investments in Securities 104,083,728 – – 104,083,728
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2021 19
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $46,939,748, $126,835,394 and $63,774,197, respectively) $52,923,934 $141,298,423 $104,083,728
Cash – 6,430 80
Foreign currency (cost $70,140, $25,122 and $30,294, respectively) 67,843 25,052 30,307
Receivable for:
Capital shares sold 2,108,327 – –
Dividends 104,257 399,365 1
Foreign tax reclaims 1,805 1,777 –
Total assets 55,206,166 141,731,047 104,114,116
Liabilities
Payable for:
Investments purchased 2,083,519 – –
Investment management fees 5,647 61,700 63,096
Foreign capital gains taxes deferred 48,360 160,425 3,367,487
Accrued expenses and other liabilities 2,991 – 127
Total liabilities 2,140,517 222,125 3,430,710
Net assets applicable to outstanding capital stock $53,065,649 $141,508,922 $100,683,406
Represented by:
Paid-in capital $46,667,643 $342,517,019 $62,863,094
Total distributable earnings (loss) 6,398,006 (201,008,097) 37,820,312
Total — representing net assets applicable to outstanding capital stock $53,065,649 $141,508,922 $100,683,406
Shares outstanding 1,650,000 5,650,000 1,750,000
Net asset value per share $32.16 $25.05 $57.53

STATEMENT OF OPERATIONS
September 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Thematic Beta ETFs | Semiannual Report 2021
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $592,898 $2,290,906 $777,482
Foreign taxes withheld (84,769) (294,707) (164,798)
Total income 508,129 1,996,199 612,684
Expenses:
Investment management fees 27,605 472,968 357,288
Overdraft expense 132 365 1,307
Total expenses 27,737 473,333 358,595
Fees waived by the Investment Manager and its affiliates – (365) (1,307)
Total net expenses 27,737 472,968 357,288
Net Investment income 480,392 1,523,231 255,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers 862,515 (4,692,790) 3,105,504
In-kind transactions – 3,900,742 –
Foreign currency translations (30,374) (92,184) 9,203
Net realized gain (loss) 832,141 (884,232) 3,114,707
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (1,291,267) (17,542,148) 10,239,737
Foreign capital gains tax (48,187) (60,977) (1,745,701)
Foreign currency translations (824) 10,748 (242)
Net change in unrealized appreciation (depreciation) (1,340,278) (17,592,377) 8,493,794
Net realized and unrealized gain (loss) (508,137) (18,476,609) 11,608,501
Net Increase (Decrease) in net assets resulting from operations $(27,745) $(16,953,378) $11,863,897

STATEMENT OF CHANGES IN NET ASSETS
September 30, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2021 21
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Six Months Ended
September 30,
2021
(Unaudited)
Year Ended
March 31,
2021
Six Months Ended
September 30,
2021
(Unaudited)
Year Ended
March 31,
2021
Operations
Net investment income $480,392 $574,042 $1,523,231 $1,998,093
Net realized gain (loss) 832,141 (555,181) (884,232) (3,655,741)
Net change in unrealized appreciation (depreciation) (1,340,278) 10,760,247 (17,592,377) 60,865,248
Net increase (decrease) in net assets resulting from operations (27,745) 10,779,108 (16,953,378) 59,207,600
Distributions to shareholders
Net investment income and net realized gains – (440,955) – (1,161,030)
Shareholder transactions
Proceeds from shares sold 23,023,772 5,410,220 – 4,208,501
Cost of shares redeemed – – (24,536,338) (54,177,623)
Net increase (decrease) in net assets resulting from shareholder transactions 23,023,772 5,410,220 (24,536,338) (49,969,122)
Increase (decrease) in net assets 22,996,027 15,748,373 (41,489,716) 8,077,448
Net Assets:
Net assets at beginning of period 30,069,622 14,321,249 182,998,638 174,921,190
Net assets at end of period $53,065,649 $30,069,622 $141,508,922 $182,998,638
Capital stock activity
Shares outstanding, beginning of
period
950,000 750,000 6,600,000 8,900,000
Subscriptions 700,000 200,000 – 150,000
Redemptions – – (950,000) (2,450,000)
Shares outstanding, end of
period
1,650,000 950,000 5,650,000 6,600,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
September 30, 2021
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Semiannual Report 2021
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2021
(Unaudited)
Year Ended
March 31,
2021
Operations
Net investment income $255,396 $178,073
Net realized gain 3,114,707 2,328,562
Net change in unrealized appreciation 8,493,794 36,003,784
Net increase in net assets resulting from operations 11,863,897 38,510,419
Distributions to shareholders
Net investment income and net realized gains – (296,280)
Shareholder transactions
Proceeds from shares sold 8,160,902 –
Cost of shares redeemed (10,873,581) (14,446,012)
Net decrease in net assets resulting from shareholder transactions (2,712,679) (14,446,012)
Increase in net assets 9,151,218 23,768,127
Net Assets:
Net assets at beginning of period 91,532,188 67,764,061
Net assets at end of period $100,683,406 $91,532,188
Capital stock activity
Shares outstanding, beginning of
period
1,800,000 2,200,000
Subscriptions 150,000 –
Redemptions (200,000) (400,000)
Shares outstanding, end of
period
1,750,000 1,800,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2021 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia EM Core ex-China ETF
Six Months Ended
September 30, 2021
(Unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$31.65 $19.09 $25.40 $28.03 $24.91 $21.23
Income (loss) from investment
operations:
Net investment income 0.45 0.68 0.69 0.65 0.66 0.41
Net realized and unrealized gain (loss) 0.06
(a)
12.37 (6.41) (2.51) 4.83 3.55
Total from investment operations 0.51 13.05 (5.72) (1.86) 5.49 3.96
Less distributions to shareholders:
Net investment income – (0.49) (0.59) (0.62) (0.61) (0.28)
Net realized gains – – – (0.15) (1.76) –
Total distribution to shareholders – (0.49) (0.59) (0.77) (2.37) (0.28)
Net asset value, end of
period
$32.16 $31.65 $19.09 $25.40 $28.03 $24.91
Total Return at NAV 1.61% 68.56% (23.25)% (6.38)% 22.76% 18.83%
Total Return at Market 1.07% 69.09% (23.43)% (7.37)% 20.45% 23.20%
Ratios to average net assets:
Total gross expenses
(b)
0.16%
(c)(d)
0.16% 0.19%
(e)
0.47%
(f)
0.70%
(g)
0.70%
Total net expenses
(b)(h)
0.16%
(c)(d)
0.16% 0.19%
(e)
0.35%
(f)
0.35%
(g)
0.35%
Net Investment income 2.78%
(c)
2.61% 2.70% 2.54% 2.40% 1.80%
Supplemental data
Net assets, end of
period
(in thousands) $53,066 $30,070 $14,321 $11,431 $9,811 $11,209
Portfolio turnover 14% 19% 14% 24% 37% 30%
Notes to Financial Highlights
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Annualized.
(d) The ratio includes less than 0.01% for the period ended September 30, 2021 attributed to overdraft expense, which is outside the Unitary Fee
(as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Semiannual Report 2021
Columbia Emerging Markets Consumer ETF
Six Months Ended
September 30, 2021
(Unaudited)
Year Ended March 31,
2021 2020 2019
(a)(b)
2018
(a)
2017
(a)
Per share data
Net asset value, beginning of
period
$27.73 $19.65 $22.67 $26.34 $24.75 $22.60
Income (loss) from investment
operations:
Net investment income 0.24 0.29 0.27 0.25 0.10 0.18
Net realized and unrealized gain (loss) (2.92) 7.97 (2.90) (3.72) 1.59 2.13
Total from investment operations (2.68) 8.26 (2.63) (3.47) 1.69 2.31
Less distributions to shareholders:
Net investment income – (0.18) (0.39) (0.20) (0.10) (0.16)
Net asset value, end of
period
$25.05 $27.73 $19.65 $22.67 $26.34 $24.75
Total Return at NAV (9.66)% 42.02% (11.87)% (13.08)% 6.81% 10.35%
Total Return at Market (10.66)% 43.27% (11.95)% (13.90)% 7.16% 10.75%
Ratios to average net assets:
Total gross expenses
(c)
0.56%
(d)(e)
0.59%
(f)
0.60%
(g)
0.61%
(h)
0.81%
(i)
0.85%
(j)
Total net expenses
(c)(k)
0.56%
(d)(e)
0.59%
(f)
0.60%
(g)
0.61%
(h)
0.81%
(i)
0.85%
(j)
Net Investment income 1.80%
(d)
1.14% 1.20% 1.07% 0.37% 0.77%
Supplemental data
Net assets, end of
period
(in thousands) $141,509 $182,999 $174,921 $290,119 $809,911 $741,171
Portfolio turnover 19% 40% 37% 61% 27% 17%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Annualized.
(e) The total gross expense ratio includes less than 0.01% for the period ended September 30, 2021 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, as the entire overdraft expense was waived for the period ended September 30, 2021.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(g) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(i) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(j) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(k) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2021 25
Columbia India Consumer ETF (Consolidated)
Six Months Ended
September 30, 2021
(Unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$50.85 $30.80 $42.08 $45.81 $38.31 $31.16
Income (loss) from investment
operations:
Net investment income (loss) 0.14 0.09 0.29 0.12 0.01 (0.03)
Net realized and unrealized gain (loss) 6.54 20.12 (11.45) (3.80) 7.52 7.21
Total from investment operations 6.68 20.21 (11.16) (3.68) 7.53 7.18
Less distributions to shareholders:
Net investment income – (0.16) (0.12) (0.05) (0.03) (0.03)
Net asset value, end of
period
$57.53 $50.85 $30.80 $42.08 $45.81 $38.31
Total Return at NAV 13.14% 65.67% (26.60)% (8.03)% 19.64% 23.06%
Total Return at Market 11.53% 69.58% (28.00)% (8.44)% 19.98% 23.67%
Ratios to average net assets:
Total gross expenses
(a)
0.75%
(b)(c)
0.80%
(d)
0.81%
(e)
0.77%
(f)
0.87%
(g)
0.89%
(h)
Total net expenses
(a)(i)
0.75%
(b)(c)
0.75%
(d)
0.81%
(e)
0.77%
(f)
0.87%
(g)
0.89%
(h)
Net Investment income (loss) 0.54%
(b)
0.22% 0.70% 0.26% 0.01% (0.09)%
Supplemental data
Net assets, end of
period
(in thousands) $100,683 $91,532 $67,764 $130,436 $144,289 $88,102
Portfolio turnover 9% 16% 11% 15% 28% 31%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Annualized.
(c) The total gross expense ratio includes less than 0.01% for the period ended September 30, 2021 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, as the entire overdraft expense was waived for the period ended September 30, 2021.
(d) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(e) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(f) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(g) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(h) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(i) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Unaudited)
26 Thematic Beta ETFs | Semiannual Report 2021
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia
Emerging Markets Consumer ETF may operate as a non-diversified Fund while the Dow Jones Emerging Markets
Consumer Titans™ Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 43.90% 44,200,992 292,655 3,119,316 3,535,662

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 27
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
28 Thematic Beta ETFs | Semiannual Report 2021
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 29
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows. Effective August 1, 2021, the fee is equal to 0.49% of the Fund's average daily net assets for
Columbia Emerging Markets Consumer ETF. The effective annualized management fee rate for the semi annual reporting period was 0.56% of the Fund's average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
August 1, 2021
through July 31,
2022
Prior to August 1,
2021
Columbia EM Core ex-China ETF 0.16 0.16
Columbia Emerging Markets Consumer ETF 0.49 0.59
Columbia India Consumer ETF 0.75 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
30 Thematic Beta ETFs | Semiannual Report 2021
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from Columbia Emerging Markets Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Under the agreement, the following fees and expenses are excluded from Columbia India Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/
or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund
August 1, 2021 through
July 31, 2022
Prior to
August 1, 2021
Columbia Emerging Markets Consumer ETF 0.49% 0.59%
Columbia India Consumer ETF 0.75% 0.75%
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 46,939,748 7,425,615 (1,441,429) 5,984,186
Columbia Emerging Markets Consumer ETF 126,835,394 25,882,379 (11,419,350) 14,463,029
Columbia India Consumer ETF 63,774,197 40,563,684 (254,153) 40,309,531
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($)
Columbia EM Core ex-China ETF 440,538 400,416 840,954
Columbia Emerging Markets Consumer ETF 1,416,943 212,784,090 214,201,033
Columbia India Consumer ETF 57,905 - 57,905

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 31
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. During the six months ended September 30, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended September 30, 2021, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 20,407,810 4,873,170
Columbia Emerging Markets Consumer ETF 32,546,987 40,598,367
Columbia India Consumer ETF 8,648,995 11,381,919
Fund Contributions ($)
Columbia EM Core ex-China ETF 7,743,495
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 11,435,548 15,336,290 3,900,742
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
32 Thematic Beta ETFs | Semiannual Report 2021
During the six months ended September 30, 2021, Columbia EM Core ex-China ETF, Columbia Emerging Markets
Consumer ETF and Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication services sector risk
Columbia Emerging Markets Consumer ETF is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 33
few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
Geographic focus risk
The Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. Each Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region.
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown.
Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Many Chinese companies to which Columbia Emerging Markets
Consumer ETF seeks investment exposure use a structure known as a variable interest entity (a VIE). The Fund's investment exposure to VIEs may pose additional risks because the Fund's investment is in a holding company domiciled outside of China (a Holding Company) whose interests are established through contracts rather than equity ownership.
The VIE structure is a longstanding practice in China but is not formally recognized under Chinese law and the Chinese government may cease to tolerate VIE structures at any time or impose new restrictions on the structure. Further, in case of dispute, the remedies and rights of the Fund may be limited and legal uncertainty may be exploited against the interests of the Fund. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S.
regulators. Any of these risks could reduce the value of the Fund's investments in Holding Companies or render them valueless.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
34 Thematic Beta ETFs | Semiannual Report 2021
India.
Columbia India Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules
(GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds’ performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2021 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2021 35
operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-
existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
36 Thematic Beta ETFs | Semiannual Report 2021
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer
ETF, and Columbia India Consumer ETF (the Funds). Under an investment management services agreement (the IMS
Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the
Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the
Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF so that total operating expenses (excluding certain fees and expenses, such as interest, infrequent and/or unusual expenses, and, for Columbia India
Consumer ETF only, acquired fund fees and expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Thematic Beta ETFs | Semiannual Report 2021 37
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The
Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board's evaluation of the overall package of services provided by the Investment Manager, the
Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment
Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The
Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the Fund IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index,
(iii) the percentage ranking of the Funds among their comparison group, (iv) the Funds’ performance relative to peers and benchmarks, (v) the net assets of the Funds and (vi) index tracking error data of each Fund. The Board observed each
Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment
Manager’s willingness to take steps intended to improve Columbia India Consumer ETF’s performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS
Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
38 Thematic Beta ETFs | Semiannual Report 2021
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unified/all-inclusive fee structure utilized by each Fund, observing that many of the competitors of the
Funds have adopted similar unified/all-inclusive fee structures, as well as data showing the Funds’ contribution to the
Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management's observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
Thematic Beta ETFs | Semiannual Report 2021 39
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
SAR279_03_L01_(11/21)
CET001418
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 19, 2021
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 19, 2021